SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2022
Summary Of Significant Accounting Policies [Abstract]
BASIS OF PRESENTATION	These condensed consolidated financial statements have been prepared in accordance with International Accounting Standard (“IAS”) 34, Interim Financial Reporting, as issued by the International Accounting Standards Board (“IASB”). They do not include all disclosures that would otherwise be required in a complete set of financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the IASB and should be read in conjunction with the 2021 audited consolidated financial statements included in the Company’s Annual Report, previously filed with the United States Securities and Exchange Commission on March 25, 2022 (“2021 audited consolidated financial statements”)
USE OF ESTIMATES AND JUDGEMENTS
USE OF ESTIMATES AND JUDGEMENTS
In preparing these condensed consolidated financial statements, the Company has made estimates and judgements that impact the application of accounting policies and reported amounts. The significant estimates and judgements made in applying the Company’s accounting policies and key sources of estimation were in line with those described in its 2021 audited consolidated financial statements. Estimates and judgements used in business combination accounting are described in Note 4 while estimates and judgements used in deferred tax accounting are disclosed in Note 15.

NEW AND AMENDED STANDARDS ADOPTED BY THE GROUP IN 2022
NEW AND AMENDED STANDARDS ADOPTED BY THE GROUP IN 2022
The Group has analyzed the following amendments to existing standards that are mandatory for the Group’s accounting period beginning on January 1, 2022, and determined they had limited or no impact on the Group’s financial statements:
•    Amendments to IFRS 3, Business Combinations
•    Amendments to IAS 16, Property, plant and equipment - Proceeds before intended use
•    Amendments to IAS 37, Onerous Contracts - Cost of Fulfilling a Contract
•    Annual improvements to IFRS Standards 2018-2020

STANDARDS ISSUED BUT NOT YET EFFECTIVE
STANDARDS ISSUED BUT NOT YET EFFECTIVE
There are a number of standards and interpretations which have been issued but will not be effective until periods beginning after to December 31, 2022. These amendments have not been early adopted for these condensed consolidated financial statements and are not expected to have a significant impact on disclosures or amounts reported in the Group’s consolidated financial statements in the period of initial application.

FOREIGN CURRENCY TRANSLATION
FOREIGN CURRENCY TRANSLATION
The following exchange rates were used to translate the financial statements of the Group from Euros into USD:

	PERIOD END (1)	AVERAGE FOR PERIOD (2)	BEGINNING OF PERIOD(1)	LOW	HIGH
Six Months Ended June 30,	(EUR per USD)
2022	0.96	0.92	0.88	0.87	0.96
2021	0.84	0.83	0.81	0.81	0.85
(1)    Exchange rates are as per European Central Bank.
(2)    The average is based on published rates refreshed daily by the European Central Bank.

SEGMENT REPORTING
SEGMENT REPORTING
An operating segment is a part of the Group that conducts business activities from which it can generate revenue and incur costs, and for which independent financial information is available. Identification of segments is based on internal reporting to the chief operating decision maker (“CODM”). The CODM, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the Chief Executive Officer (“CEO”), the Chief Operating Officer ("COO"), and the Chief Financial Officer ("CFO"). The Group does not divide its operations into different segments, and the CODM operates and manages the Group’s entire operations as one segment, which is consistent with the Group’s internal organization and reporting system.

CREDIT RISK MANAGEMENT
CREDIT RISK MANAGEMENT
Credit risk arises from cash and cash equivalents and trade and other receivables. The exposure as of the reporting date is as follows:

	As At June 30, 2022	As At December 31, 2021
Trade and other receivables (excluding prepayments)	8,426	4,253
Cash and cash equivalents	31,102	51,047
	39,528	55,300
For the three months ended June 30, 2022 and 2021, revenues generated from one customer amounted to 9% and 19% of the Group's total sales, respectively. For the six months ended June 30, 2022 and 2021, revenues generated from one customer amounted to 12% and 19% of the Group’s total sales, respectively.
The Group has the following financial assets that are subject to the expected credit loss ("ECL") model: trade receivables and other financial assets carried at amortized cost. The Group applies the IFRS 9 simplified approach to measure expected credit losses which uses a lifetime expected loss allowance for all trade receivables. The expected loss rates are based on the historical credit losses experienced over a recent twelve-month period. The historical loss rates are adjusted to reflect current and forward-looking information on macroeconomic factors (such as Gross Domestic Product growth, inflation rate and unemployment forecasts) affecting the ability of the customers to settle the receivables.
The aging of trade receivables that are past due but not impaired is shown below:

	As At June 30, 2022	As At December 31, 2021
Between one and two months	843	159
Between two and three months	318	15
More than three months	198	7
	1,359	181
The activity in the credit loss allowance was as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Balance at the beginning of the period	666	454	142	352
Increase (decrease) in credit losses allowance	71	(240)	597	(100)
Write offs	—	7	—	19
Translation effect	(50)	(5)	(52)	(55)
Balance at the end of the period	687	216	687	216
The Company recognized a specific provision of $79 ($Nil) on trade receivables during the three and six months ended June 30, 2022 (June 30, 2021).
The Group actively manages credit limits and exposures in a practicable manner such that past due amounts receivable from the operator customers are within controlled parameters. Management assesses the credit quality of the operators, taking into account their financial position, past experience and other factors. The Group’s receivables are principally in respect of transactions with operators for whom there is no recent history of default. Management does not expect significant losses from non-performance by these operators above the ECL provision. The Group believes it was not exposed to significant credit risk as at the end of the current reporting period.
As cash and cash equivalents are held with financial institutions, any credit risk is deemed to be immaterial. The IFRS 9 assessment conducted for these balances did not identify any material impairment loss as of June 30, 2022.

BUSINESS COMBINATIONS
BUSINESS COMBINATIONS
When a business is acquired, the purchase price is allocated to the various components of the acquisition based upon the fair value of each component using various valuation techniques, including the market approach, income approach and/or cost approach. The accounting standard for business combinations requires identifiable assets, liabilities, noncontrolling interests and goodwill acquired to be recorded at acquisition date fair values. Transaction costs related to the acquisition of the business are expensed as incurred.
Acquisition-related costs, other than those incurred for the issuance of debt or equity instruments, are charged to the consolidated statement of operations as they are incurred.
Acquired intangible assets other than goodwill are amortized over their estimated useful lives unless the lives are determined to be indefinite. Amortization of these intangible assets in general are recognized on a straight-line basis over an average finite useful life primarily ranging from approximately one to 16 years or in relation to the estimated discounted cash flows over the life of the intangible asset.

REVENUE RECOGNITION
REVENUE RECOGNITION
Advertising, media and other revenue includes revenue from arrangements not based on the referred players including advertising on our platform and onboarding fees. Revenue is recognized straight-line over the term of the contract as the performance obligations are satisfied.
Following the acquisition of Rotowire (see Note 4), the Group generates a portion of its revenue from data subscriptions and data syndication whereby a customer subscribes to services over a period of time. The revenue is recognized straight-line over the duration of the subscription as the performance obligations are satisfied. The Company records deferred revenue upon execution of subscriptions when the subscription plan requires upfront payment.
COST OF SALES
COST OF SALES
Cost of sales includes license fees incurred as part of agreements with media partners and data and payment processing fees related to subscription access on certain websites of the Group.